Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	$ 5,925,015,422	$ 4,109,867,412
Non-financial public sector	69,936,579	10,271,322
Other financial entities	62,949,039	21,750,887
Non-financial private sector	5,792,129,804	4,077,845,203
Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,319,839,665	1,485,989,350
Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	705,361,297	443,067,567
Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	754,120,322	665,937,225
Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	807,378,456	417,445,646
Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	656,369,102	613,952,752
Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	200,274,782	122,717,684
Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	168,808,994	143,374,732
Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	125,267,618	104,307,981
Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	35,812,175	67,962,541
Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	17,385,985	12,512,994
Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,511,408	576,731
Stage 1 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	4,193,694,008	2,986,182,196
Non-financial public sector	1,032,646	1,077,982
Other financial entities	352,214	9,361,589
Non-financial private sector	4,192,309,148	2,975,742,625
Stage 1 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,158,038,101	1,341,045,752
Stage 1 collective [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	259,538,793	199,094,673
Stage 1 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	520,909,102	464,392,695
Stage 1 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	669,017,753	351,549,249
Stage 1 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	435,453,750	419,316,160
Stage 1 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	26,724,671	56,792,906
Stage 1 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	20,523,029	44,365,631
Stage 1 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	79,813,573	53,177,301
Stage 1 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	4,276,450	33,443,021
Stage 1 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	16,811,277	12,003,845
Stage 1 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,202,649	561,392
Stage 1 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	1,493,279,244	886,073,325
Non-financial public sector	68,902,751	9,192,043
Other financial entities	61,759,479	12,378,327
Non-financial private sector	1,362,617,014	864,502,955
Stage 1 individual [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	47,554,995	67,752,160
Stage 1 individual [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	432,221,321	215,618,279
Stage 1 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	190,609,384	158,063,407
Stage 1 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	108,702,066	40,167,753
Stage 1 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	188,847,462	169,993,661
Stage 1 individual [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	172,652,533	63,335,329
Stage 1 individual [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	148,084,584	98,211,771
Stage 1 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	42,173,354	43,717,259
Stage 1 individual [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	31,473,889	7,643,336
Stage 1 individual [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	297,426
Stage 2 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	156,267,208	140,030,545
Non-financial public sector	1,182	982
Other financial entities	837,346	10,971
Non-financial private sector	155,428,680	140,018,592
Stage 2 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	80,109,719	57,821,067
Stage 2 collective [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	6,583,345	12,399,099
Stage 2 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	32,811,212	22,398,712
Stage 2 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	19,258,791	23,156,771
Stage 2 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	12,716,400	15,399,958
Stage 2 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	794,278	994,139
Stage 2 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	157,795	678,305
Stage 2 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,606,340	6,497,183
Stage 2 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	53,173	227,702
Stage 2 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	326,342	432,405
Stage 2 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	11,285	13,251
Stage 2 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	15,149,753	54,043,019
Non-financial private sector	15,149,753	54,043,019
Stage 2 individual [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector		7,790
Stage 2 individual [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,051,684	15,044,704
Stage 2 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector		7,813,461
Stage 2 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	12,098,069	4,535,775
Stage 2 individual [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector		26,641,289
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	66,625,209	43,538,327
Non-financial public sector		315
Non-financial private sector	66,625,209	43,538,012
Stage 3 [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	34,136,850	19,362,581
Stage 3 [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,966,154	910,812
Stage 3 [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	9,790,624	13,268,950
Stage 3 [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	10,399,846	2,571,873
Stage 3 [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	7,253,421	4,707,198
Stage 3 [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	103,300	1,595,310
Stage 3 [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	43,586	119,025
Stage 3 [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	674,351	916,238
Stage 3 [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	8,663	7,193
Stage 3 [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	248,366	76,744
Stage 3 [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	$ 48	$ 2,088